Segment Reporting - Revenues and Percentage of Consolidated Revenues (Parenthetical) (Detail) - Sales Revenue, Net [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Royal Dutch Shell Plc [Member]
Revenue, Major Customer [Line Items]
Percentage of consolidated revenue	26.00%
Royal Dutch Shell Plc [Member] | Maximum [Member]
Revenue, Major Customer [Line Items]
Percentage of consolidated revenue		10.00%	10.00%
E. ON [Member]
Revenue, Major Customer [Line Items]
Percentage of consolidated revenue	11.00%	12.00%
E. ON [Member] | Maximum [Member]
Revenue, Major Customer [Line Items]
Percentage of consolidated revenue			10.00%
Repsol S.A. [Member]
Revenue, Major Customer [Line Items]
Percentage of consolidated revenue		11.00%	13.00%
Repsol S.A. [Member] | Maximum [Member]
Revenue, Major Customer [Line Items]
Percentage of consolidated revenue	10.00%